Note 7 - Leases (Details) - Future Minimum Time-Charter Receipts (Time Charter [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Time Charter [Member]
Note 7 - Leases (Details) - Future Minimum Time-Charter Receipts [Line Items]
2015	$ 6,023
2016	6,039
2017	6,023
2018	3,267
Total	$ 21,352